S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.58
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.55
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.45
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	176,600,000
Net Tangible Book Value, Adjusted	$ 169,436,406
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	22,450,000
No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.58
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.55
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.45
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	202,850,000
Net Tangible Book Value, Adjusted	$ 194,250,006
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,731,250
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.98
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.95
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.05
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	176,600,000
Net Tangible Book Value, Adjusted	$ 125,686,406
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	18,075,000
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.98
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.95
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.05
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	202,850,000
Net Tangible Book Value, Adjusted	$ 143,937,506
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,700,000
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.01
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.98
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.02
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	176,600,000
Net Tangible Book Value, Adjusted	$ 81,936,406
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,700,000
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.01
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.98
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.02
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	202,850,000
Net Tangible Book Value, Adjusted	$ 93,625,006
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,668,750
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.1
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.1
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.9
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	176,600,000
Net Tangible Book Value, Adjusted	$ 38,186,406
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,325,000
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.13
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.07
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.93
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	202,850,000
Net Tangible Book Value, Adjusted	$ 43,312,506
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,637,500
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.09)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.12)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.12
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	176,600,000
Net Tangible Book Value, Adjusted	$ (5,563,594)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	495,000
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.22)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.25)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.25
Net Tangible Book Value	$ (153,238)
Net Tangible Book Value, Proceeds from Offering	202,850,000
Net Tangible Book Value, Adjusted	$ (6,999,994)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,606,250
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	128,244
Deferred underwriting commissions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred underwriting commissions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,575,000)
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,575,000)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,575,000)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,575,000)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,000,000)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,575,000)
Over-allotment liability [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(138,600)
Over-allotment liability [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(138,600)
Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(138,600)
Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(138,600)
Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(138,600)
Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(43,750,000)
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,312,500)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(87,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,625,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(131,250,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,937,500)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(175,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (201,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(656,250)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Offered and Sale of Private Placement Units [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	18,075,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,700,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	18,075,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,700,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	18,075,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,700,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	18,075,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,700,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	18,075,000
Ordinary Shares Offered and Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,700,000
Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,375,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,031,250)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,750,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,062,500)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(13,125,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,093,750)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,125,000)